2014 PRIVATE PLACEMENTS	3 Months Ended
Mar. 31, 2014
2014 PRIVATE PLACEMENTS
4.	2014 PRIVATE PLACEMENTS

On January 7, 2014, January 14, 2014, and January 31, 2014, we completed a “best efforts” private offering of $11,325,000 aggregate principal amount of 15% Senior Secured Convertible Promissory Notes (the “January Private Placement”) and warrants to purchase shares of common stock at an exercise price of $5.00 per share, for total net proceeds to the Company of approximately $10,506,000 after deducting placement agent fees and other expenses.

On February 28, 2014, we completed another “best efforts” private offering of $16,050,000 aggregate principal amount of 15% notes (the “February Private Placement”) and warrants for total net proceeds to the Company of approximately $14,919,000 after deducting placement agent fees and other expenses. Together the January Private Placement and the February Private Placement are referred to herein as the 2014 Private Placements.

The 2014 Private Placements are due on the first anniversary of their respective issuance dates if not converted prior to the maturity date and accrue interest at a rate of 15% on the aggregate unconverted and outstanding principal amount, payable in cash on a quarterly basis. The shares of common stock issuable upon conversion of the 15% Notes shall equal: (i) the principal amount of the note divided by (ii) $5.00 (the “Conversion Price”). The Conversion Price for the 15% Notes is subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the conversion price of the Notes will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than the current exercise price, with certain exceptions as further described in the Notes. The 15% Notes may be prepaid in cash, in whole or in part, at any time for 115% of the outstanding principal and accrued interest.

The 2014 Private Placements also contain mandatory default and prepayment provisions. The mandatory default amount represents the greater of the (i) as converted value of the note plus accrued interest or (ii) 115% of the outstanding principal and 100% of accrued interest, plus a make-whole amount, which represents interest for the remaining term of the note. The prepayment provision allows the Company to prepay any portion of the outstanding principal amount of the note.

Derivatives

Three embedded features that required bifurcation and separate accounting were identified in the 2014 Private Placements and the Company determined these should be bundled together as a single, compound embedded derivative, bifurcated from the host contract, and accounted for at fair value, with changes in fair value being recorded in the consolidated statements of operations and comprehensive income. The three embedded derivatives contained in the 2014 Private Placements were the conversion option, the mandatory default amount and the prepayment clause. The three embedded features were evaluated together as a single compound derivative to determine the fair value of the derivative. As of March 31, 2014, the fair value of the embedded derivatives was determined to be $21,709,350.

Warrants

The Warrants issued in the 2014 Private Placements are exercisable for an aggregate of 5,475,000 shares of the Company’s common stock. The Warrants are exercisable for a period of five years from their respective issue dates. The exercise price with respect to the Warrants is $5.00 per share. The exercise price and the amount of warrant shares for the Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate change and dilutive issuances. Additionally, the exercise price of the Warrants will be adjusted should the Company issue any equity or convertible debt at a purchase price that is less than the current exercise price, with certain exceptions as further described in the Warrant; accordingly, these warrants are considered liabilities and will be recorded at fair value each reporting period with adjustments reflected in the consolidated statements of operations and comprehensive income.

The proceeds for the 2014 Private Placements were allocated at issuance based upon the fair value of the warrants and the embedded derivatives as follows:

	January	February	Total
Proceeds	$11,325,000	$16,050,000	$27,375,000
Fair value of warrants	(8,871,000)	(22,116,900)	$(30,987,900
Fair value of conversion feature	(6,342,600)	(19,260,000)	$(25,602,600)
Convertible promissory notes	—	—	—

Fair value amounts in excess of proceeds	$(3,888,600)	$(25,326,900)	$(29,215,500)

The fair value in excess of proceeds has been recognized in the statements of operations and comprehensive income.

Registration Rights Agreement

In connection with the 2014 Private Placements, we entered into a registration rights agreement pursuant to which we agreed to register all of the shares of our common stock underlying the 2014 Private Placements on a Form S-1 registration statement.

Security Agreement

As collateral security for all of the Company’s obligations under the 2014 Private Placements, the Company granted the Purchasers a first priority security interest in all of the Company’s assets. See Note 7.